REDEEMABLE NON-CONTROLLING INTERESTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REDEEMABLE NON-CONTROLLING INTERESTS
Balance at beginning of year	¥ 228,230	¥ 0
Addition		228,230
Stock-based compensation	7,911
Net loss attributable to mezzanine equity holders	(10,496)
Balance at end of year	¥ 225,645	¥ 228,230
Lagou Information Limited
REDEEMABLE NON-CONTROLLING INTERESTS
Percentage of equity interest acquired		66.00%